Schedule I-Condensed Financial Information of the Registrant (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net cash used in by operating activities	$ 48,967	$ 146,699	$ 62,660
Receipt of dividend	0
Advances on intercompany borrowings	0	0
Net cash used in investing activities, continuing operations	(139,370)	(133,779)	(289,065)
Net proceeds on exercises of employee and director stock-based compensation	1,845	1,314	841
Net cash provided by (used in) financing activities	56,621	(14,190)	232,929
Net (decrease) increase in cash and cash equivalents	(33,782)	28,250	6,409
Cash and cash equivalents at the beginning of the period	46,307	18,057	11,648
Cash and cash equivalents at the end of the period	12,525	46,307	18,057
LIN Media LLC
Operating activities:
Net cash used in by operating activities		0	0
Receipt of dividend	2,000
Advances on intercompany borrowings	(2,000)
Net cash used in investing activities, continuing operations	0	0	0
Net proceeds on exercises of employee and director stock-based compensation	589
Net cash provided by (used in) financing activities	589	0	0
Net (decrease) increase in cash and cash equivalents	0	0	0
Cash and cash equivalents at the beginning of the period	0	0	0
Cash and cash equivalents at the end of the period	$ 0	$ 0	$ 0